Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income
Par value per ordinary share	$ 0.25	$ 0.25	$ 0.25
Dividends declared and paid in the period	$ 3,668	$ 3,579	$ 3,539